Accounts Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 13 – ACCOUNTS PAYABLE

Accounts payable are summarized as follow:

	As of December 31,	As of June 30
	2024	2025

Freight fee and other handling charges	$11,307,340	$3,977,765
Freight fee and other handling charges – related party	221,098	74,964
Total	$11,528,438	$4,052,729

NOTE 15 — ACCOUNTS PAYABLE

Accounts payable are summarized as follows:

	As of December 31,
	2023	2024
Freight fee and other handling charges	$18,171,694	$11,307,340
Freight fee and other handling charges – related parties	474,161	221,098
Total	$18,645,855	$11,528,438